Income taxes - Summary of Income Tax Expense (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Major components of tax expense (income) [abstract]
Income tax expense	€ (94,178)	€ (2,741,102)	€ (154,835)	€ (2,779,817)
Income tax expense	€ (94,178)	€ (2,741,102)	€ (154,835)	€ (2,779,817)